Note 23 - Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments Disclosure [Text Block]
23. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 11.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, margin deposits, accounts receivable, net (included in current and non-current assets), equity method investments, net investment in sales type leases, investment in leaseback vessels (Note 12 (b)) and derivative contracts (interest rate swaps, interest rate caps, cross-currency rate swaps, foreign currency contracts, FFAs and bunkers swap agreements). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable and receivables from sales type leases by performing ongoing credit evaluations of its customers’ and investees’ financial condition, receives charter hires in advance and generally does not require collateral for its accounts receivable. For investments in leaseback vessels the Company is exposed to a limited degree of credit risk since through this type of arrangements the receivable amounts are secured by the legal ownership on each of the vessels acquired. Credit risk in leaseback vessels is managed through setting receivable amounts appropriate for each vessel based on information obtained from the vessel’s third-party independent valuations and the counterparties’ lending history. In addition, the Company follows standardized established policies which include monitoring of the counterparties’ financial performance, debt covenants (including vessels values), and shipping industry trends.

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of short-term investments and accounts payable, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates and investment in leaseback vessels with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of other financing arrangements with fixed interest rates discussed in Note 11.B and the term loan with fixed interest rates discussed in Note 11.A.17, the fair value of investment in leaseback vessels with fixed interest rate discussed in Notes 12(b)(3), 12(b)(9), 12(b)(10) and 12(b)(12), the fair value of the interest rate swap agreements, the cross-currency rate swap agreements, the interest rate cap agreements, the foreign currency agreements, the FFAs and the bunker swap agreements discussed in Note 22 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data and in case there is no such data available, interest rates, yield curves and other items that allow value to be determined.

The fair value of other financing arrangements with fixed interest rates discussed in Note 11.B determined through Level 2 of the fair value hierarchy as of December 31, 2023, amounted to $575,297 in the aggregate ($600,416 in the aggregate at December 31, 2022). The fair value of the term loan with fixed interest rates discussed in Note 11.A.17, determined through Level 2 of the fair value hierarchy as of December 31, 2023, amounted to $108,890 ($116,311 at December 31, 2022). The fair value of investment in leaseback vessels with fixed rate discussed in Notes 12(b)(3), 12(b)(9), 12(b)(10) and 12(b)(12) determined through Level 2 of the fair value hierarchy as of December 31, 2023, amounted to $54,186. The fair value of the Company’s other financing arrangements (Note 11.B) and the term loan with fixed interest rates discussed in Note 11.A.17 and investment in leaseback vessels discussed in Notes 12(b)(3), 12(b)(9), 12(b)(10) and 12(b)(12), are estimated based on the future swap curves currently available and remaining maturities as well as taking into account the Company’s creditworthiness.

The fair value of the interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements discussed in Note 22(a) equates to the amount that would be paid or received by the Company to cancel the agreements. As at December 31, 2022 and 2023, the fair value of these derivative instruments in aggregate amounted to a net asset of $44,918 and a net asset of $35,475, respectively.

The fair value of the forward currency contracts discussed in Note 22(c) and the forward freight agreements and bunker swap agreements discussed in Note 22(d) determined through Level 2 of the fair value hierarchy as at December 31, 2022 and December 31, 2023, amounted to a net asset of $2,475 and a net asset of $12,230, respectively.

The fair value of the Bond Loan discussed in Note 11.C determined through Level 1 of the fair value hierarchy as at December 31, 2023, amounted to $106,633 ($102,394 at December 31, 2022).

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements-asset position	108		108
Bunker swap agreements-liability position	(12)		(12)
Interest rate swaps-asset position	35,877	-	35,877	-
Interest rate caps-asset position	24,939	-	24,939	-
Cross-currency rate swaps-liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-

	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,529	$-	$3,529	$-
Forward Freight Agreements-asset position	11,210	-	11,210	-
Bunker swap agreements-liability position	(2,509)	-	(2,509)	-
Interest rate swaps-asset position	20,691	-	20,691	-
Interest rate caps-asset position	26,417	-	26,417	-
Cross-currency rate swaps-liability position	(11,633)	-	(11,633)	-
Total	$47,705	$-	$47,705	$-

Assets measured at fair value on a non-recurring basis:

During the year ended December 31, 2022, the Company recorded an impairment loss of $1,691 (Note 7) for four of its dry bulk vessels as their future undiscounted net operating cash flows were less than their carrying amount. The fair value of the dry bulk vessels was determined through Level 2 inputs of the fair value hierarchy.

During the year ended December 31, 2023, the Company recorded an impairment loss of $434 (Note 7) for two of its dry bulk vessels as their future undiscounted net operating cash flows were less than their carrying amount. The fair value of the dry bulk vessels was determined through Level 2 inputs of the fair value hierarchy.